Preferred Shares (Movement of Pre-IPO Preferred Shares) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Preferred Stock [Line Items]
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	(32,000,000)
Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Preferred Stock [Line Items]
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	(65,431,579)
Pre-IPO [Member] | Series A Preferred Shares [Member]
Preferred Stock [Line Items]
Preferred Shares, Shares, beginning balance	32,000,000
Preferred Shares, Amount, beginning balance	$ 20,000
Preferred Shares, Shares, ending balance	0	32,000,000
Preferred Shares, Amount, ending balance	$ 0	$ 20,000
Pre-IPO [Member] | Series B Preferred Shares [Member]
Preferred Stock [Line Items]
Preferred Shares, Shares, beginning balance	65,431,579
Preferred Shares, Amount, beginning balance	$ 224,404
Preferred Shares, Shares, ending balance	0	65,431,579
Preferred Shares, Amount, ending balance	$ 0	$ 224,404
Sogou Inc. [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Preferred Stock [Line Items]
Preferred Shares, Shares, beginning balance	32,000,000	32,000,000
Preferred Shares, Amount, beginning balance	$ 20,000	$ 20,000
Adjustment of issuance cost of Pre-IPO Series B Preferred Shares		$ 0
Preferred Shares, Shares, ending balance	0	32,000,000
Preferred Shares, Amount, ending balance	$ 0	$ 20,000
Sogou Inc. [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member] | Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Preferred Stock [Line Items]
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	(32,000,000)
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Amount	$ (20,000)
Sogou Inc. [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member] | Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Preferred Stock [Line Items]
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	0
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Amount	$ 0
Sogou Inc. [Member] | Pre-IPO [Member] | Series B Preferred Shares [Member]
Preferred Stock [Line Items]
Preferred Shares, Shares, beginning balance	65,431,579	65,431,579
Preferred Shares, Amount, beginning balance	$ 224,404	$ 224,426
Adjustment of issuance cost of Pre-IPO Series B Preferred Shares		$ (22)
Preferred Shares, Shares, ending balance	0	65,431,579
Preferred Shares, Amount, ending balance	$ 0	$ 224,404
Sogou Inc. [Member] | Pre-IPO [Member] | Series B Preferred Shares [Member] | Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Preferred Stock [Line Items]
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	0
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Amount	$ 0
Sogou Inc. [Member] | Pre-IPO [Member] | Series B Preferred Shares [Member] | Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Preferred Stock [Line Items]
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Shares	(65,431,579)
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares, Amount	$ (224,404)